Provisions - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provision matrix [line items]
Balances at beginning of year	€ 14,459	€ 14,494	€ 15,376
Net inclusion of entities in the Group	1,754	28	187
Additions charged to income	3,344	2,790	3,472
Provision for pension interest expense	198	201	270
Personnel expenses	88	81	96
Extraordinary provisions	3,058	2,508	3,106
Addition	4,727	3,651	4,096
Release	(1,669)	(1,143)	(990)
Other additions arising from insurance contracts linked to pensions	(7)	(3)	(18)
Changes in value recognized in equity	369	1,275	(575)
Payments to pensioners and pre-retirees with a charge to internal provisions	(853)	(970)	(1,014)
Benefits paid or payable	(260)	(20)
Insurance premiums paid		(1)	(1)
Payments to external funds	(273)	(852)	(146)
Amounts used	(3,000)	(2,151)	(1,684)
Transfer, exchange differences and other changes	(1,044)	(131)	(1,103)
Balances at end of year	14,489	14,459	14,494
Provision for pensions and other employment defined benefit obligations
Disclosure of provision matrix [line items]
Balances at beginning of year	6,576	6,356	7,074
Net inclusion of entities in the Group	59	11	16
Additions charged to income	237	227	291
Provision for pension interest expense	175	170	228
Personnel expenses	82	73	85
Extraordinary provisions	(20)	(16)	(22)
Addition	2	24	9
Release	(22)	(40)	(31)
Other additions arising from insurance contracts linked to pensions	(7)	(3)	(18)
Changes in value recognized in equity	369	1,275	(575)
Payments to pensioners and pre-retirees with a charge to internal provisions	(355)	(367)	(347)
Benefits paid or payable	(260)	(20)
Insurance premiums paid		(1)	(1)
Payments to external funds	(273)	(852)	(146)
Transfer, exchange differences and other changes	(1)	(50)	62
Balances at end of year	6,345	6,576	6,356
Provision for other long term employee benefits
Disclosure of provision matrix [line items]
Balances at beginning of year	1,712	1,916	2,338
Net inclusion of entities in the Group	184	8	1
Additions charged to income	293	368	224
Provision for pension interest expense	23	31	42
Personnel expenses	6	8	11
Extraordinary provisions	264	329	171
Addition	264	377	217
Release		(48)	(46)
Payments to pensioners and pre-retirees with a charge to internal provisions	(498)	(603)	(667)
Transfer, exchange differences and other changes	(5)	23	20
Balances at end of year	1,686	1,712	1,916
Provision for commitments and guarantees given
Disclosure of provision matrix [line items]
Balances at beginning of year	459	618	654
Net inclusion of entities in the Group	146	(4)	8
Additions charged to income	(49)	(40)	(1)
Extraordinary provisions	(49)	(40)	(1)
Addition	606	226	238
Release	(655)	(266)	(239)
Amounts used	(3)	(2)
Transfer, exchange differences and other changes	64	(113)	(43)
Balances at end of year	617	459	618
Other combined provisions
Disclosure of provision matrix [line items]
Balances at beginning of year	5,712	5,604	5,310
Net inclusion of entities in the Group	1,365	13	162
Additions charged to income	2,863	2,235	2,958
Extraordinary provisions	2,863	2,235	2,958
Addition	3,855	3,024	3,632
Release	(992)	(789)	(674)
Amounts used	(2,997)	(2,149)	(1,684)
Transfer, exchange differences and other changes	(1,102)	9	(1,142)
Balances at end of year	€ 5,841	€ 5,712	€ 5,604